Total
Invesco High Yield Bond Factor ETF
Summary Information
Investment Objective
The Invesco High Yield Bond Factor ETF (the “Fund”) seeks total return.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco High Yield Bond Factor ETF Invesco High Yield Bond Factor ETF
Management Fees	0.39%
Other Expenses	none
Total Annual Fund Operating Expenses	0.39%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco High Yield Bond Factor ETF | Invesco High Yield Bond Factor ETF | USD ($)	40	125	219	493

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high-yield, below-investment grade, fixed-income securities (also referred to as “junk” bonds), and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's fixed income investments may include certain restricted securities, including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) (such securities being referred to as “Rule 144A Securities”).
Below-investment grade securities are securities rated below “BBB-” or below “Baa3” by at least one of S&P Global Ratings (S&P) or Moody’s Investors Service (Moody’s), respectively, or that have comparable ratings from other nationally recognized statistical rating organizations (“NRSROs”).The Fund may also invest in unrated securities, in which case the Fund’s sub-adviser, Invesco Advisers, Inc. (the “Sub-Adviser”), may internally assign ratings to certain of those securities, after assessing their credit quality, in categories similar to those of NRSROs. In such instances, the unrated securities would then be counted toward the 80% investment strategy if determined to be below-investment grade by the Sub-Adviser. There can be no assurance, nor is it intended, that the Sub-Adviser’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In investing in below-investment grade securities, the Fund may invest in “distressed” securities and securities that are in default.
The Fund may purchase securities of any maturity and of issuers of any market capitalization.
The Sub-Adviser selects securities for the Fund’s portfolio by utilizing a factor-based strategy that involves systematically targeting securities exhibiting quantifiable issuer characteristics (or “factors”) that the Sub-Adviser believes will have higher returns than other fixed income securities with comparable characteristics over market cycles. Securities no longer exhibiting these factors will typically be sold. In practice, this means the Fund may have higher allocations to: value bonds (bonds that have high spreads relative to other securities of similar credit quality and/or sector); low volatility bonds (bonds that have lower levels of price volatility); and high carry bonds (bonds with higher absolute yield or spread). The portfolio managers expect to include additional factors or modify the factors used to build the Fund’s portfolio as they deem appropriate. The portfolio managers will also seek to minimize some of the residual risks associated with the higher allocations to the types of bonds mentioned above (such as duration and sector concentration), including through the use of derivatives, as described below.
Additionally, the Fund may invest up to 20% of its net assets in U.S. Treasury and agency securities. The Fund may also invest up to 10% of its net assets in certain collateralized debt obligations (CDOs), including collateralized mortgage obligations (CMOs) and collateralized loan obligations (CLOs), of any rating, and loan obligations, including bank loans. The Fund may also, subject to the requirements regarding below-investment grade allocations described above, invest in foreign debt securities, including securities issued by foreign governments or companies in developing and emerging markets, but may only invest up to 10% of its net assets in securities denominated in non-U.S. dollar currencies. The Fund may use derivatives to seek to hedge any foreign currency exposure.
For purposes of the percent allocations described above, the Sub-Adviser applies such rules to the Fund’s portfolio at the time of purchasing a security. Accordingly, the Fund’s portfolio may deviate from such limits due to market movement.
The Fund may also use certain types of derivative investments for investment purposes or for hedging, including: options, futures, forward contracts, swaps, “structured” notes and other types of derivatives.
The Fund can use swap contracts, including interest rate swaps, to hedge or adjust its exposure to interest rates. The Fund can also use swap contracts, including credit default swaps, to create long or short exposure to corporate or sovereign debt securities. The Fund can further use swap contracts, including: credit default index swaps, to hedge credit risk or take a position on a basket of credit entities; total return swaps, to gain exposure to a reference asset; and volatility swaps to adjust the volatility profile of the Fund.
The Fund can use options, including currency options, to seek alpha (return on investments in excess of the benchmark index) or to mitigate risk and to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. The Fund can also use credit default swap options to gain the right to enter into a credit default swap at a specified future date. The Fund can further use swaptions (options on swaps) to manage interest rate risk, and options on bond or rate futures to manage interest rate exposure.
The Fund can use futures contracts, including interest rate futures and Treasury futures, to increase or reduce its exposure to interest rate changes. The Fund can also use currency futures to increase or decrease its exposure to foreign currencies. The Fund can engage in foreign currency transactions either on a spot basis (i.e., for prompt delivery and settlement at the rate prevailing in the currency exchange market at the time) or through forward foreign currency contracts to gain or mitigate the risk of foreign currency exposure.
The Fund may also invest in certain mortgage-related securities or asset-backed securities, which may include privately issued and U.S. agency securities and securities of any credit rating.
The Fund may purchase and sell securities on a when-issued and delayed delivery basis, which means that the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the date the Fund actually takes delivery of the securities.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	December 31, 2023	6.88%
Worst Quarter	June 30, 2022	-10.05%

Average Annual Total Returns (for the period ended December 31, 2023)
Average Annual Returns - Invesco High Yield Bond Factor ETF		1 Year	Since Inception	Inception Date
Invesco High Yield Bond Factor ETF		13.69%	1.99%	Dec. 02, 2020
After Taxes on Distributions | Invesco High Yield Bond Factor ETF		10.47%	(0.31%)
After Taxes on Distributions and Sale of Fund Shares | Invesco High Yield Bond Factor ETF		7.97%	0.52%
Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)	[1]	13.44%	2.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	5.53%	(3.05%)
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index to the Bloomberg U.S. Aggregate Bond Index to reflect that the Bloomberg U.S. Aggregate Bond Index can be considered more broadly representative of the overall applicable securities market.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.